Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 63,834	$ 91,293
Restricted cash (note 4)	1,626	0
Accounts receivable - net (notes 5 and 11)	39,021	40,719
Inventories (note 6)	18,685	18,712
Prepaid expenses and deposits (including prepaid expenses to related party of 2015 - $352, 2014 - $157) (note 12 (b))	958	1,426
Deferred tax assets (note 14)	2,603	2,266
Current assets held for sale (note 3)	1,797	387
Total current assets	128,524	154,803
Property, plant and equipment (notes 8 and 11)	63,940	66,233
Prepaid land lease payments (notes 9 and 11)	9,574	10,261
Long-term inventories (note 7)	0	2,648
Long-term prepaid expenses (including prepaid expenses to related party of 2015 - $25, 2014 - $3) (note 12(b))	25	3
Prepayments for acquisition of equipment	328	1,387
Deferred tax assets (note 14)	593	515
Licenses (note 10)	0	352
Long-term assets held for sale (note 3)	0	2,328
Total assets	202,984	238,530
Current liabilities
Short-term bank loans and current portion of long-term bank loans and other debt (note 11)	21,775	47,375
Loan from a non-controlling shareholder (note 12 (a))	2,470	2,595
Accounts payable and accrued liabilities (note 13)	22,524	22,538
Income tax payable	1,643	1,101
Deferred revenue (note 15)	8,144	4,996
Deferred government grants (note 16)	1,202	530
Current liabilities held for sale (note 3)	243	699
Total current liabilities	58,001	79,834
Deferred government grants (note 16)	4,730	7,494
Long-term bank loans and other debt (note 11)	756	1,803
Deferred revenue (note 15)	0	7,191
Other non-current liabilities (note 14)	756	454
Long-term liabilities held for sale (note 3)	0	28
Total long-term liabilities	6,242	16,970
Total liabilities	$ 64,243	$ 96,804
Commitments and contingencies (notes 17 and 24)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	$ 0	$ 0
Common stock (note 18) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 56,906,561 (2014 - 55,809,661)	57	56
Additional paid-in capital	109,944	108,243
Accumulated other comprehensive income	8,110	12,022
Statutory surplus reserves (note 20)	13,450	12,627
Accumulated deficit	(8,281)	(6,384)
Total shareholders' equity	123,280	126,564
Non-controlling interests (note 21)	15,461	15,162
Total equity	138,741	141,726
Total liabilities and equity	$ 202,984	$ 238,530